UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):
[  ] is a restatement.

[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:
Chickasaw Capital Management, LLC.
Address:
6075 Poplar Ave

Suite 402

Memphis, TN  38119
13F File Number:
028-10607

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:
Name:
Matthew G. Mead

Title:
Chief Manager

Phone:
901-537-1866

Signature,
Place,
and Date of Signing:
Matthew G. Mead
Memphis, Tennessee
July 14, 2004
Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:
0
Form 13F Information Table Entry Total:
64
Form 13F Information Table Value Total:
$157,165


List of Other Included Managers:
0

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABORATORIES            COM              002824100     3554    87183 SH       SOLE                    86313               870
AMERICAN EXPRESS COMPANY       COM              025816109     2512    48893 SH       SOLE                    48643               250
AMERICAN INTERNATIONAL GROUP I COM              026874107     4561    63990 SH       SOLE                    63655               335
AUTOMATIC DATA PROCESSING INC  COM              053015103     4627   110490 SH       SOLE                   109515               975
BANK OF AMERICA CORP           COM              060505104      284     3361 SH       SOLE                     3361
BOEING CO                      COM              097023105      255     5000 SH       SOLE                     5000
CALPINE CORP                   COM              131347106       97    22555 SH       SOLE                    22555
CHEVRONTEXACO CORP             COM              166764100     2233    23730 SH       SOLE                    23350               380
CISCO SYSTEMS INC              COM              17275r102     5456   230192 SH       SOLE                   227492              2700
CITIGROUP INC                  COM              172967101     6066   130442 SH       SOLE                   128832              1610
COCA COLA CO                   COM              191216100     3599    71295 SH       SOLE                    70795               500
COMPASS BANCSHARES INC         COM              20449h109     9732   226314 SH       SOLE                   226314
DELL INC                       COM              24702r101      231     6440 SH       SOLE                     1940              4500
ELI LILLY & CO                 COM              532457108      374     5350 SH       SOLE                     5350
EMC CORP-MASS                  COM              268648102      222    19460 SH       SOLE                    19460
EXXON MOBIL CORP               COM              30231g102     1853    41724 SH       SOLE                    40224              1500
FEDEX CORP                     COM              31428x106     1314    16083 SH       SOLE                    16083
FRACTIONAL KINDER MORGAN MGMT  COM              eke55u103        0   414250 SH       SOLE                   414250
GENERAL ELECTRIC CO            COM              369604103     5167   159490 SH       SOLE                   157240              2250
GENUINE PARTS CO               COM              372460105      484    12200 SH       SOLE                    12200
GILLETTE CO                    COM              375766102      671    15820 SH       SOLE                    15820
GOLDMAN SACHS GROUP INC        COM              38141g104      329     3490 SH       SOLE                     3490
HANCOCK HOLDING CO             COM              410120109     1439    49508 SH       SOLE                    49508
HOME DEPOT INC                 COM              437076102     3834   108909 SH       SOLE                   106524              2385
HOSPIRA INC                    COM              441060100      233     8447 SH       SOLE                     8360                87
INTEL CORP                     COM              458140100     6886   249503 SH       SOLE                   242353              7150
INTERNATIONAL BUSINESS MACHINE COM              459200101      454     5153 SH       SOLE                     5153
J P MORGAN CHASE & CO          COM              46625h100      299     7719 SH       SOLE                     7719
JOHNSON & JOHNSON              COM              478160104     4003    71870 SH       SOLE                    71010               860
KIMBERLY CLARK DE MEXICO SA DE COM              p60694117      282   107500 SH       SOLE                   107500
KINDER MORGAN INC KANS         COM              49455p101      210     3550 SH       SOLE                     3550
LAKES ENTERTAINMENT INC        COM              51206p109      345    29852 SH       SOLE                    29852
LUCENT TECHNOLOGIES INC        COM              549463107       47    12402 SH       SOLE                    12402
MARSH & MCLENNAN COMPANIES INC COM              571748102     4220    92990 SH       SOLE                    92065               925
MBNA CORP                      COM              55262l100     5001   193913 SH       SOLE                   193263               650
MCLEODUSA INC ESCROW           COM              582266995        0    10000 SH       SOLE                    10000
MEDICIS PHARMACEUTICAL CORP CL COM              584690309      679    17000 SH       SOLE                    17000
MEDTRONIC INC                  COM              585055106     2821    57908 SH       SOLE                    54733              3175
MERCK & CO INC                 COM              589331107      307     6460 SH       SOLE                     6460
MICROSOFT CORP                 COM              594918104     6947   243245 SH       SOLE                   239445              3800
NATIONAL COMMERCE FINANCIAL CO COM              63545p104      452    13917 SH       SOLE                    13917
PER-SE TECHNOLOGIES INC COM    COM              713569309      451    31000 SH       SOLE                    31000
PFIZER INC                     COM              717081103     4414   128767 SH       SOLE                   127267              1500
PROTECTIVE LIFE CORP           COM              743674103    20193   522175 SH       SOLE                                     522175
RADIAN GROUP INC               COM              750236101      469     9800 SH       SOLE                     9800
SARA LEE CORP                  COM              803111103      290    12600 SH       SOLE                    12600
SCHERING PLOUGH CORP           COM              806605101      419    22656 SH       SOLE                    22656
SUN MICROSYSTEMS INC           COM              866810104      108    25000 SH       SOLE                    25000
SUNGARD DATA SYSTEMS INC       COM              867363103    13140   505369 SH       SOLE                   505369
TELEPHONE & DATA SYSTEMS INC   COM              879433100     2835    39821 SH       SOLE                    39821
TIDEWATER INC                  COM              886423102     1358    45567 SH       SOLE                    45567
TIME WARNER INC NEW            COM              887317105     4401   250325 SH       SOLE                   246705              3620
UST INC                        COM              902911106      293     8150 SH       SOLE                     8150
VIACOM INC-CL B                COM              925524308     3540    99110 SH       SOLE                    98335               775
WAL-MART STORES INC            COM              931142103     5109    96829 SH       SOLE                    95629              1200
WALGREEN CO                    COM              931422109     4455   123030 SH       SOLE                   121945              1085
XEROX CORP                     COM              984121103      197    13599 SH       SOLE                    13599
BP P L C SPONSORED ADR (FRM BP ADR              055622104     1647    30742 SH       SOLE                    30742
CHINA MOBILE HONG KONG LTD SPO ADR              16941m109      152    10000 SH       SOLE                    10000
GLAXOSMITHKLINE PLC SPONSORED  ADR              37733w105      423    10200 SH       SOLE                    10200
HSBC HOLDINGS PLC SPONSORED AD ADR              404280406      240     3200 SH       SOLE                     3200
ROYAL DUTCH PETROLEUM CO NY RE ADR              780257804      473     9163 SH       SOLE                     9163
YUKOS CORP SPONSORED ADR       ADR              98849w108      264     8300 SH       SOLE                     8300
GOLDMAN SACHS ASIA GROWTH FUND                  38141w570      215 21000.000SH       SOLE                21000.000